RISK MANAGEMENT - Credit risk model scenario tables (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loan allowance	$ 9,197,514	$ 11,275,612
Scenario A
Disclosure of financial assets [line items]
Gross Exposure	188,313,361	231,573,437
Loan allowance	9,034,631	10,911,572
Scenario B
Disclosure of financial assets [line items]
Gross Exposure	188,313,361	231,573,437
Loan allowance	9,239,368	11,274,576
Scenario C
Disclosure of financial assets [line items]
Gross Exposure	188,313,361	231,573,437
Loan allowance	$ 9,298,614	$ 11,607,245
Colombia
Disclosure of financial assets [line items]
Inflation	13.12%
DTF Interest rate	13.42%
GDP Growth	7.50%
Unemployment rate	9.58%
Colombia | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	7.93%	3.39%
DTF Interest rate, one-year projection	8.64%	4.50%
GDP Growth, one-year projection	(0.53%)	3.63%
Used home prices, one-year projection	(1.48%)	(2.20%)
Unemployment rate, one-year projection	11.15%	12.81%
Colombia | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	7.83%	4.19%
DTF Interest rate, one-year projection	8.90%	5.25%
GDP Growth, one-year projection	1.29%	4.57%
Used home prices, one-year projection	0.07%	1.18%
Unemployment rate, one-year projection	10.44%	11.38%
Colombia | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	7.86%	5.63%
DTF Interest rate, one-year projection	9.36%	6.50%
GDP Growth, one-year projection	2.37%	6.19%
Used home prices, one-year projection	1.75%	4.06%
Unemployment rate, one-year projection	9.46%	9.74%
Panama
Disclosure of financial assets [line items]
Inflation	2.08%
Nominal interest rate variation	0.01%
GDP Growth	9.48%
Panama | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.23%	3.78%
Nominal interest rate variation, one-year projection	1.31%	0.89%
GDP Growth, one-year projection	4.00%	3.35%
Panama | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	3.62%	2.86%
Nominal interest rate variation, one-year projection	0.46%	0.84%
GDP Growth, one-year projection	4.58%	5.12%
Panama | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	2.64%	2.17%
Nominal interest rate variation, one-year projection	0.32%	0.37%
GDP Growth, one-year projection	5.32%	8.03%
Commercial lending portfolio [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	$ 104,775,099	$ 122,027,804
Loan allowance	$ 5,390,734	$ 5,720,145
Proportion of Assets in Stage 2	5.60%	9.80%
Commercial lending portfolio [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 104,775,099	$ 122,027,804
Loan allowance	$ 5,472,794	$ 5,830,791
Proportion of Assets in Stage 2	5.90%	10.10%
Commercial lending portfolio [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 104,775,099	$ 122,027,804
Loan allowance	$ 5,523,548	$ 5,940,469
Proportion of Assets in Stage 2	5.90%	10.50%
Interbank and overnight funds [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	$ 5,967,743	$ 3,218,433
Loan allowance	10,311	7,198
Interbank and overnight funds [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	5,967,743	3,218,433
Loan allowance	11,275	7,279
Interbank and overnight funds [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	5,967,743	3,218,433
Loan allowance	11,997	7,335
Loans to consumers [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	59,419,444	76,889,145
Loan allowance	$ 3,248,144	$ 4,410,869
Proportion of Assets in Stage 2	8.00%	11.30%
Loans to consumers [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 59,419,444	$ 76,889,145
Loan allowance	$ 3,338,076	$ 4,599,286
Proportion of Assets in Stage 2	8.20%	12.70%
Loans to consumers [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 59,419,444	$ 76,889,145
Loan allowance	$ 3,370,089	$ 4,766,627
Proportion of Assets in Stage 2	8.60%	14.00%
Mortgage [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	$ 17,883,355	$ 29,120,316
Loan allowance	$ 347,828	$ 670,926
Proportion of Assets in Stage 2	6.30%	16.90%
Mortgage [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 17,883,355	$ 29,120,316
Loan allowance	$ 378,471	$ 732,072
Proportion of Assets in Stage 2	6.40%	17.50%
Mortgage [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 17,883,355	$ 29,120,316
Loan allowance	$ 352,819	$ 785,675
Proportion of Assets in Stage 2	6.50%	18.20%
Microcredit [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	$ 267,720	$ 317,739
Loan allowance	$ 37,614	$ 102,434
Proportion of Assets in Stage 2	5.20%	13.70%
Microcredit [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 267,720	$ 317,739
Loan allowance	$ 38,752	$ 105,148
Proportion of Assets in Stage 2	5.20%	13.70%
Microcredit [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 267,720	$ 317,739
Loan allowance	$ 40,161	$ 107,139
Proportion of Assets in Stage 2	5.30%	13.70%